Insurance (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Value of Distribution Agreements and Customer Relationships Acquired
Balance at January 1,	$ 1,094	$ 792	$ 822
Acquisitions	213	356	0
Amortization	(60)	(42)	(34)
Effect of foreign currency translation and other	17	(12)	4
Balance at December 31,	$ 1,264	$ 1,094	$ 792